EARNINGS (LOSS) PER SHARE - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Diluted earnings per share
Resulted of the year attributable to controlling shareholders'	R$ (7,074,198)	R$ 14,084,848	R$ 23,381,617
Weighted average number of shares duing the year (except treasury shares) - in thousands	1,264,801,000	1,297,193,000	1,330,221,000
Average number of potential shares (stock options) - in thousands	2,980,000	487,000	317,000
Weighted average number of shares (diluted) - in thousands	1,264,801,000	1,297,680,000	1,330,538,000
Diluted earnings (loss) per common share - R$	R$ (5.59313)	R$ 10.85387	R$ 17.57305